Note 23 - Earnings (Loss) Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income (loss) available to common shareholders (in Euros)	€ (338,382)	€ (681,345)	€ 3,842,201
Number of shares for the computation of basic EPS (in shares)	28,997,866	28,961,928	27,823,313
Basic EPS (in Euros) (in EUR per share)	€ (0.01)	€ (0.02)	€ 0.14
Effect of dilutive securities (in shares)	347,500	581,915	1,542,270
Number of shares for the computation of diluted EPS (in shares)	28,997,866	28,961,928	29,365,583
Diluted EPS income / (loss) (in Euros) (in EUR per share)	€ (0.01)	€ (0.02)	€ 0.13